Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 9 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Payroll payables	4,989,909	5,084,738	746,559
Other payables	1,153,949	2,320,299	340,674
Total	6,143,858	7,405,037	1,087,233